BACKGROUND - New accounting pronouncements (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted-average rate (as a percent)				3.40%
Assets
Property, plant and equipment (Right-of-use assets)		£ 785	[1]	£ 378
Total assets		554,683
Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)	[1]	1,664
Borrowings attributable to with-profits businesses (Lease liability)	[1]	238
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)		10,597
Total liabilities		534,988
UK & Europe Operations (M&G Prudential)
Assets
Property, plant and equipment (Right-of-use assets)		1,433		1,031
Total assets		221,126		209,201
Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)		456		106
Borrowings attributable to with-profits businesses (Lease liability)		3,580		3,921
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)		9,517		6,442
Total liabilities		£ 212,846		200,501
Continuing and discontinued operations
Assets
Property, plant and equipment (Right-of-use assets)	[1]			1,409
Total assets				508,645
Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)	[1]			998
Borrowings attributable to with-profits businesses (Lease liability)	[1]			3,940
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				15,248
Total liabilities				491,378
Effect of IFRS 16
Assets
Property, plant and equipment (Right-of-use assets)				414
Total assets				414
Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)				206
Borrowings attributable to with-profits businesses (Lease liability)				219
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(11)
Total liabilities				414
Effect of IFRS 16 | UK & Europe Operations (M&G Prudential)
Assets
Property, plant and equipment (Right-of-use assets)				289
Total assets				289
Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)				304
Borrowings attributable to with-profits businesses (Lease liability)				21
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(36)
Total liabilities				289
Effect of IFRS 16 | Continuing and discontinued operations
Assets
Property, plant and equipment (Right-of-use assets)				703
Total assets				703
Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)				510
Borrowings attributable to with-profits businesses (Lease liability)				240
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)				(47)
Total liabilities				£ 703

[1]	As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment for continuing operations amounted to £425 million.